INCOME TAX AND SOCIAL CONTRIBUTION (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Deferred income tax and social contribution at beginning	R$ 2,713.1	R$ 1,513.7
Recognition of actuarial gains/(losses)	24.4	(146.9)
Investment hedge - put option granted on subsidiaries	(155.9)	(105.0)
Cash flow hedge - gains/(losses)	83.2	41.3
Gains/(losses) on translation of other foreign operations	553.9	(419.3)
Recognized in other comprehensive income	505.6	(629.9)
Recognized in the income statement	2,002.4	2,374.5
Changes directly in the balance sheet	(569.9)	(545.2)
Recognized in deferred tax	(476.3)	(595.5)
Effect of application of IAS 29 (hyperinflation)	(476.3)	(595.5)
Recognized in other balance sheet group	(93.6)	50.3
Deferred income tax and social contribution at ending	R$ 4,651.2	R$ 2,713.1